Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net loss	$ (2,037,496)	$ (285,132)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation of property and equipment	6,498	6,318
Financial expenses	5,358
Share-based payment	586,233
Amortization of right-of-use assets		29,779
Provision for current expected credit losses	65,329	11,761
Deferred income tax		(18,498)
Changes in operating assets and liabilities:
Accounts receivable	108,845	(2,246)
Inventories	(6,871)	11,424
Prepayments and other current assets	(909,336)	13,698
Other non-current assets	(600,000)
Advance to a related party	2,953
Accounts payable		(5,988)
Accrued expenses and other current liabilities	(52,434)	865
Contract liabilities		63,781
Operating lease liabilities		(27,119)
Net cash used in operating activities	(2,830,921)	(201,357)
Cash flows from investing activities:
Purchase of short-term investments	(1,400,000)
Purchase of property and equipment	(2,738)
Net cash used in investing activities	(1,402,738)
Cash flows from financing activities:
Capital contribution		72
Advances from related parties	689	98,692
Proceeds from bank loans	137,882	257,796
Repayments of due to related parties		(318,781)
Repayment to bank loans	(249,566)	(6,930)
Deferred IPO costs		(25,947)
Cash paid for interest expenses	(5,358)
Net cash provided by (used in) financing activities	(116,353)	4,902
Effects of exchange rate changes on cash and cash equivalents	(657)	(3,789)
Net decrease in cash and cash equivalents	(4,350,669)	(200,244)
Cash, cash equivalents and restricted cash at beginning of the period	6,159,823	227,450
Cash, cash equivalents and restricted cash at end of the period	1,809,154	27,206
Cash and cash equivalents at end of the period	1,809,154	17,852
Restricted cash at end of the period		9,354
Total cash, cash equivalents and restricted cash at end of the period	1,809,154	27,206
Supplemental cash flow information:
Cash paid for interest expense	5,358
Cash paid for income taxes